Property and Equipment,Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 23,812	$ 23,859
Accumulated depreciation	17,897	18,011
Depreciated cost	5,915	5,848
Installed products [Member]
Property, Plant and Equipment [Line Items]
Cost	9,584	9,771
Accumulated depreciation	7,017	7,061
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,549	7,353
Accumulated depreciation	4,849	4,768
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	1,692	1,397
Accumulated depreciation	1,522	1,290
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	207	349
Accumulated depreciation	156	237
Network installation [Member]
Property, Plant and Equipment [Line Items]
Cost	3,840	4,211
Accumulated depreciation	3,829	4,193
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	940	778
Accumulated depreciation	$ 524	$ 462